	MIDCAP FUND SCHEDULE OF INVESTMENTS
	August 31, 2022 (Unaudited)

				Shares	Value
	COMMON STOCKS - 99.8%				$51,776,284
	(COST $42,944,511)

	Communication Services - 2.3%				1,205,469
	Entertainment - 2.3%
	Take-Two Interactive Software, Inc. (a)			4,465	547,230
	Warner Bros. Discovery, Inc. (a)			48,630	643,861
	Media - 0.0%^
	Loyalty Ventures Inc. (a)			6,814	14,378

	Consumer Discretionary - 12.8%				6,651,706
	Distributors - 2.3%
	LKQ Corp.			22,490	1,196,918
	Hotels, Restaurants & Leisure - 1.2%
	Noodles & Co. (a)			132,287	628,363
	Household Durables - 2.3%
	Newell Brands, Inc.			45,026	803,714
	TopBuild Corp. (a)			2,240	411,622
	Internet & Direct Marketing Retail - 1.0%
	Duluth Holdings Inc. Class B (a)			60,725	538,631
	Leisure Products - 1.1%
	Callaway Golf Co. (a)			25,800	570,954
	Specialty Retail - 2.0%
	Best Buy Co., Inc.			6,900	487,761
	Urban Outfitters, Inc. (a)			26,520	533,848
	Textiles, Apparel & Luxury Goods - 2.9%
	Hanesbrands, Inc.			47,655	415,075
	Levi Strauss & Co. Class A			15,800	266,862
	Skechers U.S.A., Inc. Class A (a)			21,110	797,958

	Consumer Staples - 5.7%				2,966,900
	Beverages - 0.9%
	Molson Coors Beverage Co. Class B			9,205	475,622
	Food & Staples Retailing - 3.2%
	Performance Food Group Co. (a)			14,900	744,702
	Walgreens Boots Alliance, Inc.			26,165	917,345
	Household Products - 1.6%
	Energizer Holdings, Inc.			29,510	829,231

	Energy - 3.1%				1,627,490
	Oil, Gas & Consumable Fuels - 3.1%
	Cameco Corp.			10,390	302,869
	Cheniere Energy, Inc.			4,025	644,725
	Pioneer Natural Resources Co.			2,685	679,896

	Financials - 18.9%				9,786,398
	Banks - 8.9%
	Associated Banc-Corp			46,758	937,030
	Citizens Financial Group, Inc.			14,725	540,113
	First Horizon Corp.			59,205	1,339,217
	Regions Financial Corp.			17,585	381,067
	Truist Financial Corp.			10,091	472,662
	Zions Bancorporation, N.A.			17,245	948,992
	Capital Markets - 3.5%
	Northern Trust Corp.			9,080	863,417
	State Street Corp.			9,145	625,061
	The Charles Schwab Corp.			4,415	313,244
	Consumer Finance - 3.5%
	Bread Financial Holdings Inc.			25,250	970,357
	Discover Financial Services			8,579	862,104
	Insurance - 0.9%
	Fidelity National Financial, Inc.			12,140	474,674
	Mortgage Real Estate Investment Trusts (REITs) - 1.1%
	Annaly Capital Management, Inc.			86,445	557,570
	Thrifts & Mortgage Finance - 1.0%
	Flagstar Bancorp, Inc.			13,000	500,890

	Health Care - 14.7%				7,621,314
	Biotechnology - 2.6%
	Exact Sciences Corp. (a)			18,365	652,876
	Neurocrine Biosciences, Inc. (a)			6,505	680,618
	Health Care Equipment & Supplies - 0.3%
	Accelerate Diagnostics, Inc. (a)			113,900	185,657
	Health Care Providers & Services - 5.6%
	Acadia Healthcare Co., Inc. (a)			7,760	635,777
	AMN Healthcare Services, Inc. (a)			5,850	600,444
	Henry Schein, Inc. (a)			3,125	229,406
	McKesson Corp.			770	282,590
	Premier, Inc. Class A			19,030	670,617
	Universal Health Services, Inc., Class B			4,725	462,294
	Pharmaceuticals - 6.2%
	Aerie Pharmaceuticals, Inc. (a)			74,712	1,128,151
	Bausch Health Cos., Inc. (a)			43,380	258,979
	Jazz Pharmaceuticals PLC (a)			6,795	1,054,720
	Viatris Inc.			81,590	779,185

	Industrials - 15.8%				8,207,657
	Building Products - 2.9%
	A.O. Smith Corp.			9,455	533,735
	The AZEK Co Inc. (a)			30,930	564,472
	Trane Technologies PLC			2,575	396,730
	Commercial Services & Supplies - 1.0%
	Steelcase Inc. Class A			45,810	512,156
	Construction & Engineering - 3.2%
	MasTec, Inc. (a)			8,590	691,495
	MDU Resources Group, Inc.			10,600	319,590
	Willscot Mobile Mini Holdings Corp. (a)			15,741	631,844
	Electrical Equipment - 0.7%
	Regal Rexnord Corp.			2,805	385,940
	Machinery - 6.6%
	Evoqua Water Technologies Corp. (a)			11,500	403,420
	Hillenbrand, Inc.			11,650	485,456
	Ingersoll-Rand Inc.			2,872	136,047
	Kornit Digital Ltd. (a)			19,815	615,850
	Mueller Water Products, Inc. Class A			30,225	340,938
	Oshkosh Corp.			5,910	471,382
	REV Group, Inc.			39,995	460,742
	SPX Technologies, Inc. (a)			4,495	256,485
	Westinghouse Air Brake Technologies Corp.			3,225	282,671
	Trading Companies & Distributors - 1.4%
	AerCap Holdings N.V. (a)			5,800	255,490
	Air Lease Corp.			8,100	294,516
	Hudson Technologies, Inc. (a)			20,325	168,698

	Information Technology - 14.7%				7,613,202
	Communications Equipment - 3.5%
	Calix, Inc. (a)			12,600	741,510
	Lumentum Holdings Inc. (a)			6,275	524,276
	Viavi Solutions Inc. (a)			37,371	526,184
	Electronic Equipment, Instruments & Components - 3.4%
	Corning Inc.			13,200	453,024
	II-VI Inc. (a)			15,270	721,202
	Keysight Technologies, Inc. (a)			3,510	575,254
	IT Services - 3.2%
	Fiserv, Inc. (a)			9,393	950,478
	SS&C Technologies Holdings, Inc.			13,125	731,850
	Semiconductors & Semiconductor Equipment - 3.0%
	Infineon Technologies A.G. ADR			13,375	328,089
	Marvell Technology, Inc.			10,200	477,564
	NXP Semiconductors N.V.			4,505	741,433
	Software - 0.7%
	Black Knight, Inc. (a)			5,890	389,682
	Technology Hardware, Storage & Peripherals - 0.9%
	Pure Storage, Inc. Class A (a)			15,625	452,656

	Materials - 4.7%				2,412,781
	Containers & Packaging - 3.1%
	Berry Global Group, Inc. (a)			10,465	568,563
	Crown Holdings, Inc.			5,830	528,140
	O-I Glass, Inc. (a)			38,000	494,380
	Metals & Mining - 1.6%
	Freeport-McMoRan Inc.			24,885	736,596
	Lundin Mining Corp.			16,350	85,102

	Real Estate - 6.8%				3,528,927
	Equity Real Estate Investment - 4.9%
	DiamondRock Hospitality Co. (a)			52,225	455,924
	Global Net Lease, Inc.			40,055	551,557
	Host Hotels & Resorts Inc.			27,625	490,896
	Omega Healthcare Investors, Inc.			21,740	710,028
	Service Properties Trust			51,505	352,294
	Real Estate Management & Development - 1.9%
	Colliers Int'l. Group Inc.			5,800	677,440
	FirstService Corp.			2,325	290,788

	Utilities - 0.3%				154,440
	Electric Utilities - 0.3%
	Xcel Energy, Inc.			2,080	154,440

	SHORT-TERM INVESTMENTS - 0.1%				44,069
	(COST $44,069)

	Money Market Funds - 0.1%				44,069
	First American Government Obligations Fund Class X, 2.04% (b)			44,069	44,069

	TOTAL INVESTMENTS - 99.9% (COST $42,988,580)				51,820,353

	NET OTHER ASSETS AND LIABILITIES - 0.1%				31,089

	NET ASSETS - 100.0%				$51,851,442

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2022.
^	Rounds to 0.0%.

	Abbreviations:
ADR	American Depositary Recepit
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2022:
		Level 1	Level 2	Level 3	Total
	Common Stocks
	Communication services	$ 1,205,469	$ –	$ –	$ 1,205,469
	Consumer discretionary	6,651,706	–	–	6,651,706
	Consumer staples	2,966,900	–	–	2,966,900
	Energy	1,627,490	–	–	1,627,490
	Financials	9,786,398	–	–	9,786,398
	Health care	7,621,314	–	–	7,621,314
	Industrials	8,207,657	–	–	8,207,657
	Information technology	7,613,202	–	–	7,613,202
	Materials	2,412,781	–	–	2,412,781
	Real Estate	3,528,927	–	–	3,528,927
	Utilities	154,440	–	–	154,440
	Total common stocks	51,776,284	–	–	51,776,284
	Short-term investments
	Money market funds	44,069	–	–	44,069
	Total short-term investments	44,069	–	–	44,069
	Total investments	$ 51,820,353	$ –	$ –	$ 51,820,353

The Fund did not invest in any level-3 investments as of and during the nine-month period ended August 31, 2022.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2022

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the 1940 Act. The effective date for the rule is March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.